Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 4,023,893	¥ 4,501,962
Maximum potential payout /Notional	[1],[2]	260,885,770	209,982,338
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	92	900
Maximum potential payout /Notional	[3]	¥ 5,189	¥ 8,604

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2017 and March 31, 2018 was \5,656 million and \2,559 million, respectively.